Summary of Significant Accounting Policies - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended				4 Months Ended			12 Months Ended																					12 Months Ended					12 Months Ended
	Jun. 30, 2014	Sep. 30, 2012	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 American Depository Shares USD ($)	Dec. 31, 2014 American Depository Shares CNY	Dec. 31, 2013 American Depository Shares USD ($)	Dec. 31, 2014 American Depository Shares	Dec. 31, 2013 American Depository Shares	Dec. 31, 2012 American Depository Shares	Dec. 31, 2014 Short-term investments USD ($)	Dec. 31, 2014 Short-term investments CNY	Dec. 31, 2013 Short-term investments USD ($)	Dec. 31, 2012 Short-term investments USD ($)	Dec. 31, 2014 Long-term investments USD ($)	Dec. 31, 2014 Long-term investments CNY	Dec. 31, 2013 Long-term investments CNY	Dec. 31, 2012 Long-term investments CNY	Dec. 31, 2014 Option Three	Dec. 31, 2014 Option Four	Dec. 31, 2014 Bonds USD ($)	Dec. 31, 2014 Bonds CNY	Dec. 31, 2013 Bonds CNY	Dec. 31, 2014 Quoted prices in active markets for identical assets and liabilities (Level 1) CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) CNY	Dec. 31, 2014 Quoted prices in active markets for identical assets and liabilities (Level 1) Bonds USD ($)	Dec. 31, 2014 Quoted prices in active markets for identical assets and liabilities (Level 1) Bonds CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets and liabilities (Level 1) Bonds CNY	Dec. 31, 2014 Master Services Agreement	Dec. 31, 2014 Maximum	Sep. 04, 2014 Maximum American Depository Shares USD ($)	Aug. 26, 2014 Maximum American Depository Shares USD ($)	Sep. 30, 2013 Maximum American Depository Shares USD ($)	Dec. 31, 2014 Minimum	Dec. 31, 2014 Minimum Capital Leases
Significant Accounting Policies [Line Items]
Official exchange rate of foreign currency remeasured (RMB per one U.S. dollar)			6.2046	6.2046
Cash equivalent maturity period																																90 days
Short-term investment maturity period																																365 days				90 days
Impairment of investment													$ 0	0	$ 0	$ 0	$ 0	0	0	0
Internal use software development costs, Amount capitalized			1,160	7,199	13,889	0
Capitalized software costs, Amortization expense			1,343	8,333	1,570	0
Capitalized internal use software development costs, Unamortized amount			1,588	9,854	12,319
Cash flows estimated growth rate after six years using terminal value			3.00%	3.00%
Discount rate used in the valuations based on weighted average cost of capital			13.00%	13.00%
Discounted cash flow projection period			6 years	6 years
Impairment losses pursuant to the goodwill tests			0	0	0	0
Impairment loss on long-lived and intangible assets			0	0	0	0
Liabilities measured at fair value on recurring basis			463,238	2,874,204	1,311,846																		356,393	2,211,274	1,027,140	2,211,274	1,027,140	356,393	2,211,274	1,027,140
Master service agreement terms																															1 year
Business tax rate																					3.00%	5.00%
Value-added tax rate applicable to 21 Vianet China, 21 Vianet Technology and 21 Vianet Beijing	6.00%	6.00%
Business tax expenses and other surcharges			4,062	25,202	59,554	56,106
Advertising expense			3,173	19,687	2,664	4,426
Capital lease recognition condition, lease term as a percentage of estimated remaining economic life																																					75.00%
Capital lease recognition condition, minimum lease payments at the beginning of the lease term as a percentage of the fair value of the leased property																																					90.00%
Estimated forfeiture rate for management and non-management employees			1.66%	1.66%	0.00%	0.00%
Share Repurchase Plan, value																																	100,000	5,000	10,000
Share Repurchase Plan, shares repurchased (in shares)							1,553,085	1,553,085	586,869	1,553,085	586,869	447,828
Share Repurchase Plan, share value				213,665	59,822		$ 34,437	213,665	$ 59,822